Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
27.	SUBSEQUENT EVENTS
In January 2023, iQIYI issued
535,500,000

C
lass A ordinary shares
(76,500,000

A
DS equivalent) upon the completion of a registered follow-on public offering and
69,825,000

Class A ordinary shares
(9,975,000

A
DS equivalent) pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs, respectively. The net proceeds received by iQIYI for this offering amounted to US$
500
 m
illion (equivalent to RMB
3.4
b
illion), after deducting underwriting discounts and commissions but not considering the offering expenses in connection with the offering.

In February 2023, the convertible senior noteholder of iQIYI PAG Notes exercised their option to purchase additional convertible senior notes under the same terms and conditions for
US$
50
million (equivalent to
RMB
345
million).
In March 2023, iQIYI issued an aggregate principal amount of

US$600 million (equivalent to RMB4.1
billion) convertible senior notes (the “iQIYI 2028 Convertible Notes”) for cash. The net proceeds of the iQIYI 2028 Convertible Notes (after deducting the initial purchasers’ discounts, taking into account the estimated reimbursement from the initial purchasers for certain expenses incurred by iQIYI, but without deducting other estimated offering expenses payable by iQIYI) amounted to approximately
US$591 million (equivalent to RMB4.1
billion). The iQIYI 2028 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable quarterly in cash at a rate of
6.50%
per annum in arrears on March 15, June 15, September 15 and December 15 of each year, beginning on
June 15, 2023.
The iQIYI 2028 Convertible Notes will mature on
March 15, 2028
unless repurchased, redeemed or converted prior to such date. The iQIYI 2028 Convertible Notes may be convertible into iQIYI’s ADS at the holder’s option and subject to the terms of the iQIYI 2028 Convertible Notes, at an initial conversion rate of
 101.4636 ADS per US$1,000
principal amount of the iQIYI 2028 Convertible Notes (which is equivalent to an initial conversion price of approximately
 US$9.86
per ADS). Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election. On March 16, 2026 or in the event of certain fundamental changes, the holders of the iQIYI 2028 Convertible Notes will have the right to require iQIYI to repurchase for cash all or part of their notes at a repurchase price equal to
100
% of the principal amount of the iQIYI 2028 Convertible Notes to be repurchased, plus accrued and unpaid interest. Concurrently with and shortly after the offering of the iQIYI 2028 Convertible Notes, iQIYI also entered into separate and individually privately negotiated agreements with certain holders of the iQIYI 2026 Convertible Notes to repurchase US$
340
 million (equivalent to RMB
2.3
 billion) principal amount of such notes for cash.